Share Capital and Dividends - Summary of Weighted Average Assumptions Used for Valuation of Share Options Granted (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2019 CAD ($) Year $ / shares shares	Mar. 31, 2018 CAD ($) Year $ / shares shares	Mar. 31, 2017 CAD ($) Year $ / shares shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense related to the options granted | $	$ 2,249	$ 4,163	$ 1,167
Black Scholes Model [member]
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Compensation expense related to the options granted | $	$ 141	$ 289	$ 249
Number of stock options granted | shares	680,000	314,000	301,500
Weighted average fair value of options granted | $ / shares	$ 1.54	$ 1.50	$ 1.21
Aggregate fair value of options granted | $	$ 1,045	$ 470	$ 365
Share price | $ / shares	$ 4.48	$ 3.80	$ 2.96
Exercise price | $ / shares	$ 4.48	$ 3.80	$ 2.96
Risk-free interest rate	2.42%	1.07%	0.90%
Expected volatility	30.00%	35.00%	37.00%
Expected option life (years) | Year	6.1	7.5	7.5
Vesting conditions – time (years)	3.25	3.00	3.00